OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-Current Assets, Net
Schedule of Other Non-current Assets

	As of December 31,
	2018	2019
	RMB	RMB

Prepaid long-term deposit to lock-up an equity interest investment (Note i)	—	42,212
Long-term receivables from Jinghan Taihe (Note ii & Note 23)	—	10,773
Long-term restricted cash	—	6,587
Long-term lease deposits	4,312	5,290
Equity method investments	2,446	1,895
Prepayment for development of internal use software	1,211	—
Others	3,295	4,214
Total	11,264	70,971